Average Annual Total Returns - FidelitySmallCapStockK6Fund-PRO - FidelitySmallCapStockK6Fund-PRO - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2024
Fidelity Small Cap Stock K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.93%
Past 5 years	11.17%
Since Inception	7.99%	[1]
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Since Inception	7.40%

[1]	A From May 25, 2017 .